INVENTORY (Details) - USD ($)	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Total inventory	$ 12,554	$ 223,048	$ 39,075
Computers
Total inventory	7,830	6,881	13,522
Hasp keys
Total inventory	$ 4,724	3,581	633
Loop player
Total inventory		$ 212,586	$ 24,920